Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - 401(k) PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Entity tax identification number	95-1780067
Plan number	001
CNB PARTICIPATION LOANS	$ 19,078,471
Maturity date	Nov. 01, 2040
TOTAL ASSETS	$ 1,957,516,488
Investment, Identifier [Axis]: Ab Us Small amp; Mid Cap Val W Ser Cl P1, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:AbUsSmallMidCapValWSerClP1Member
Investment type	Common collective trusts
Current Value	$ 34,914,983
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Allspring Dis Smid Cap Growth Cit E2, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:AllspringDisSmidCapGrowthCitE2Member
Investment type	Common collective trusts
Current Value	$ 51,725,803
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds New World R6, Mutual Funds
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:AmericanFundsNewWorldR6Member
Investment type	Mutual funds
Current Value	$ 33,189,715
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Capital Group Europacific Growth Sa, Pooled Separate Accounts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:CapitalGroupEuropacificGrowthSaMember
Investment type	Pooled separate accounts
Current Value	$ 38,597,710
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated Hermes Instl High Yield Bd Is, Mutual Funds
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:FederatedHermesInstlHighYieldBdIsMember
Investment type	Mutual funds
Current Value	$ 27,390,323
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Loomis Sayles Large Cap Growth Trust C, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:LoomisSaylesLargeCapGrowthTrustCMember
Investment type	Common collective trusts
Current Value	$ 101,826,075
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund 5, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:PrudentialCorePlusBondFund5Member
Investment type	Common collective trusts
Current Value	$ 42,916,503
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Royal Bank Of Canada, Common Stock
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:RoyalBankOfCanadaMember
Investment type	Common stock
Current Value	$ 136,577,070
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Schwab Sdb Roth, Self Directed Brokerage
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:SchwabSdbRothMember
Investment type	Self-directed brokerage accounts
Current Value	$ 3,628,709
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Schwab Sdb, Self Directed Brokerage
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:SchwabSdbMember
Investment type	Self-directed brokerage accounts
Current Value	$ 76,976,932
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Us Lg Cap Val Eqty (Is Platform)J0629A, Pooled Separate Accounts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:T.RoweUsLgCapValEqtyIsPlatformJ0629aMember
Investment type	Pooled separate accounts
Current Value	$ 61,193,565
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2020 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2020TrustIMember
Investment type	Common collective trusts
Current Value	$ 26,830,281
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2025 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2025TrustIMember
Investment type	Common collective trusts
Current Value	$ 62,467,156
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2030 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2030TrustIMember
Investment type	Common collective trusts
Current Value	$ 94,949,956
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2035 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2035TrustIMember
Investment type	Common collective trusts
Current Value	$ 101,246,574
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2040 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2040TrustIMember
Investment type	Common collective trusts
Current Value	$ 103,664,136
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2045 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2045TrustIMember
Investment type	Common collective trusts
Current Value	$ 107,617,356
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2050 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2050TrustIMember
Investment type	Common collective trusts
Current Value	$ 100,126,991
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2055 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2055TrustIMember
Investment type	Common collective trusts
Current Value	$ 57,833,157
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2060 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2060TrustIMember
Investment type	Common collective trusts
Current Value	$ 30,297,495
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2065 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2065TrustIMember
Investment type	Common collective trusts
Current Value	$ 10,738,085
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire 2070 Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetire2070TrustIMember
Investment type	Common collective trusts
Current Value	$ 2,365,570
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Target Retire Inc Trust I, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTargetRetireIncTrustIMember
Investment type	Common collective trusts
Current Value	$ 22,984,873
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Federal Money Market Inv, Mutual Funds
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardFederalMoneyMarketInvMember
Investment type	Mutual funds
Current Value	$ 114,243,953
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Inst Extended Market Index Trstcnbemi, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardInstExtendedMarketIndexTrstcnbemiMember
Investment type	Common collective trusts
Current Value	$ 80,061,488
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Inst Total Intl Stk Mkt Idx Tstcnbtis, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardInstTotalIntlStkMktIdxTstcnbtisMember
Investment type	Common collective trusts
Current Value	$ 59,154,314
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardInstitutional500IndexTrustMember
Investment type	Common collective trusts
Current Value	$ 303,003,700
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Trust, Common Collective Trusts
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	ry:VanguardTotalBondMarketIndexTrustMember
Investment type	Common collective trusts
Current Value	$ 51,915,544
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Interest rate	4.25%
Maximum
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Interest rate	9.50%